Combined Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Debt, net, related party balance		$ 5,779	$ 7,641
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	5,000,000	5,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	300,000,000	300,000,000	100,000,000
Common stock, shares issued	91,914,000	84,079,366	75,896,147
Common stock, shares outstanding	91,914,000	84,079,366	75,896,147
Previously Reported
Common stock, shares authorized		100,000,000